245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 2, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Advisor Series VIII (the trust): File Nos. 002-86711 and 811-03855
Fidelity Advisor Diversified International Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Global Capital Appreciation Fund
Fidelity Advisor Global Equity Income Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund

Fidelity Advisor Value Leaders Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust